Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 26.86	$ 62,547	$ 31,095